Note 3 - Short-term Investments - Short-term Investments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Total, amortized cost	$ 30,594
Total, gross unrealized gains	149
Total, gross unrealized losses	0
Total, fair value	30,743
Trading Debt Securities [Member]
Trading debt securities, amortized cost	13,025
Trading debt securities, gross unrealized gains	144
Trading debt securities, gross unrealized losses	0
Trading debt securities, fair value	13,169
Time Deposits [Member]
Available-for-sale debt securities, amortized cost	16,000
Available-for-sale debt securities, gross unrealized gains	0
Available-for-sale debt securities, gross unrealized losses	0
Available-for-sale debt securities, fair value	16,000
Available-for-sale, Wealth Management [Member]
Available-for-sale debt securities, amortized cost	1,569
Available-for-sale debt securities, gross unrealized gains	5
Available-for-sale debt securities, gross unrealized losses	0
Available-for-sale debt securities, fair value	$ 1,574